Unaudited Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Time charter revenue	$ 30,266,431	$ 17,169,670
Commissions (including $214,621 and $378,330, respectively, to related party)	(1,324,913)	(750,020)
Net revenue	28,941,518	16,419,650
Operating expenses
Voyage expenses	895,049	515,563
Vessel operating expenses (including $86,253 and $171,460, respectively, to related party)	16,530,150	9,788,134
Dry-docking expenses	376,369	773,326
Vessel depreciation	3,386,726	1,597,424
Related party management fees	2,642,368	1,547,139
Other operating income	(2,688,194)
General and administrative expenses (including $625,000 and $1,000,000, respectively, to related party)	1,588,266	1,255,751
Loss on write-down of vessel held for sale	121,165
Total operating expenses	22,851,899	15,477,337
Operating income	6,089,619	942,313
Other income/(expenses)
Interest and other financing costs (including $0 and $199,452, respectively, to related party)	(2,389,021)	(1,461,978)
Loss on debt extinguishment		(328,291)
Loss on derivatives, net	(468,146)	(2,885)
Foreign exchange (loss)/gain	2,183	(850)
Interest income	12,780	86,076
Other expenses, net	(2,842,204)	(1,707,928)
Net (loss) / income	3,247,415	(765,615)
Dividend Series B Preferred shares	(339,069)	(949,152)
Preferred deemed dividend		(504,577)
Net (loss) / income attributable to common shareholders	$ 2,908,346	$ (2,219,344)
(Loss) / earnings per share attributable to common shareholders, basic and diluted (in dollars per share)	$ 0.52	$ (1.44)
Weighted average number of shares outstanding during the period, basic and diluted (in shares)	5,576,960	1,542,508